Debt (Details) - Schedule of Debt Principal Payments - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Debt Principal Payments [Abstract]
For year ended September 30, 2024		$ 474,752
For year ended September 30, 2025
For year ended September 30, 2026
For year ended September 30, 2027
For year ended September 30, 2028
Total	$ 475,000	$ 474,752